DEBT (Details)		1 Months Ended
	May 05, 2020 USD ($) $ / shares	Apr. 30, 2016 USD ($) vessel	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Short-term Debt [Line Items]
Total long-term debt outstanding			$ 1,173,600,000	$ 1,216,900,000
Deferred financing costs			7,900,000	6,000,000.0
Senior Secured Credit Facility | $800 Million Facility
Short-term Debt [Line Items]
Debt instrument, face amount		$ 800,000,000
Number of vessels as collateral | vessel		7
Debt instrument, term		5 years
Restricted cash and cash equivalents			20,000,000.0	23,600,000
Senior Secured Credit Facility | Term Loan
Short-term Debt [Line Items]
Debt instrument, face amount		$ 650,000,000.0
Senior Secured Credit Facility | Line of Credit
Short-term Debt [Line Items]
Debt instrument, balloon payment to be paid		$ 378,000,000.0
Senior Secured Credit Facility | Line of Credit | $800 Million Facility | London Interbank Offered Rate (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate		2.50%
Senior Secured Credit Facility | Line of Credit | Revolving Credit Facility
Short-term Debt [Line Items]
Total long-term debt outstanding				125,000,000.0
Line of credit facility, maximum borrowing capacity		$ 150,000,000.0
Line of credit facility, reduction					$ 50,000,000.0	$ 25,000,000.0
Norwegian Bond Amendments
Short-term Debt [Line Items]
Dividends payable, amount per share, allowable under bond amendment | $ / shares	$ 0.0808
Norwegian Bond Amendments | Extended Bonds
Short-term Debt [Line Items]
Debt instrument, allowable amount under bond amendment	$ 25,000,000.0
Norwegian Bond Amendments, 2015 Norwegian Bonds | Extended Bonds | Commencing September 30, 2020
Short-term Debt [Line Items]
Debt instrument, periodic payment	$ 5,000,000.0
Debt instrument, redemption price, percentage	100.00%
Norwegian Bond Amendments, 2015 Norwegian Bonds | Extended Bonds | Thereafter September 30, 2020
Short-term Debt [Line Items]
Debt instrument, periodic payment	$ 3,800,000
Debt instrument, redemption price, percentage	100.00%
Norwegian Bond Amendments, 2015 Norwegian Bonds | Extended Bonds | May 5, 2020 to November 22, 2021
Short-term Debt [Line Items]
Debt instrument, redemption price, percentage	105.00%
Norwegian Bond Amendments, 2015 Norwegian Bonds | Extended Bonds | London Interbank Offered Rate (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate	6.25%
Interest rate increase	1.85%
Norwegian Bond Amendments, 2017 Norwegian Bonds | Extended Bonds | Commencing September 30, 2020
Short-term Debt [Line Items]
Debt instrument, periodic payment	$ 5,000,000.0
Debt instrument, redemption price, percentage	100.00%
Norwegian Bond Amendments, 2017 Norwegian Bonds | Extended Bonds | August and November 2021
Short-term Debt [Line Items]
Debt instrument, periodic payment	$ 6,300,000
Debt instrument, redemption price, percentage	100.00%
Norwegian Bond Amendments, 2017 Norwegian Bonds | Extended Bonds | February 2022
Short-term Debt [Line Items]
Debt instrument, periodic payment	$ 10,000,000.0
Debt instrument, redemption price, percentage	100.00%
Norwegian Bond Amendments, 2017 Norwegian Bonds | Extended Bonds | May 5, 2020 to November 15, 2020
Short-term Debt [Line Items]
Debt instrument, redemption price, percentage	105.00%
Norwegian Bond Amendments, 2017 Norwegian Bonds | Extended Bonds | London Interbank Offered Rate (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate	8.10%
Interest rate increase	1.85%
$800 Million Facility
Short-term Debt [Line Items]
Long-term debt, gross			$ 542,000,000.0	$ 568,000,000.0